K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 27, 2024

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 423

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 423 to the Trust’s currently effective Registration Statement on Form N-1A relating to the A Class, C Class, Y Class, R6 Class, Advisor Class, R5 Class and Investor Class shares of the American Beacon Large Cap Value Fund and American Beacon Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.

The purposes of this filing are to reflect: (1) changes in each Fund’s non-fundamental policy with respect to the investment of at least 80% of its net assets, plus the amount of any borrowings for investment purposes; and (2) any related changes to each Fund’s prospectus. This filing does not affect the registration of, or disclosures concerning, any other series of the Trust.

The Trust elects that this filing become effective on March 1, 2025, pursuant to Rule 485(a) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber
Kathy Kresch Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.